Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Summary of Revenues by Type and Geography

The following tables disaggregate revenues by type and geography and reconcile them to reportable segments (see note 3).

Revenues by type (millions of U.S. dollars)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations / Rounding		Total
Three months ended June 30,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Recurring	689	702	413	382	190	179	176	164	-	-	(5)	(7)	1,463	1,420
Transactions	20	25	59	60	87	71	42	41	-	-	-	-	208	197
Global Print	-	-	-	-	-	-	-	-	114	123	-	-	114	123
Total	709	727	472	442	277	250	218	205	114	123	(5)	(7)	1,785	1,740

Revenues by type (millions of U.S. dollars)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations / Rounding		Total
Six months ended June 30,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Recurring	1,364	1,400	813	752	397	378	351	328	-	-	(11)	(12)	2,914	2,846
Transactions	38	48	200	197	240	200	63	87	-	-	-	-	541	532
Global Print	-	-	-	-	-	-	-	-	230	247	-	-	230	247
Total	1,402	1,448	1,013	949	637	578	414	415	230	247	(11)	(12)	3,685	3,625

Revenues by geography(1) (millions of U.S. dollars)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations / Rounding		Total
Three months ended June 30,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
U.S.	552	585	359	338	204	185	61	50	90	96	(5)	(7)	1,261	1,247
Canada	29	26	4	3	13	12	1	2	8	10	-	-	55	53
Other	8	8	23	23	44	39	3	2	3	3	-	-	81	75
Americas	589	619	386	364	261	236	65	54	101	109	(5)	(7)	1,397	1,375

U.K.	74	67	38	37	9	7	107	107	8	7	-	-	236	225
Other	13	11	35	28	1	2	34	31	1	2	-	-	84	74
EMEA	87	78	73	65	10	9	141	138	9	9	-	-	320	299

Asia Pacific	33	30	13	13	6	5	12	13	4	5	-	-	68	66
Total	709	727	472	442	277	250	218	205	114	123	(5)	(7)	1,785	1,740

Revenues by geography(1) (millions of U.S. dollars)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations / Rounding		Total
Six months ended June 30,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
U.S.	1,098	1,171	774	729	499	450	102	112	182	191	(11)	(12)	2,644	2,641
Canada	56	49	9	8	25	25	2	3	15	20	-	-	107	105
Other	16	15	46	49	85	77	5	4	6	6	-	-	158	151
Americas	1,170	1,235	829	786	609	552	109	119	203	217	(11)	(12)	2,909	2,897

U.K.	146	133	76	71	15	14	217	212	16	16	-	-	470	446
Other	24	21	76	63	3	3	63	59	2	3	-	-	168	149
EMEA	170	154	152	134	18	17	280	271	18	19	-	-	638	595

Asia Pacific	62	59	32	29	10	9	25	25	9	11	-	-	138	133
Total	1,402	1,448	1,013	949	637	578	414	415	230	247	(11)	(12)	3,685	3,625

(1)
Revenues by geography are based on the location of the customer. Revenues from the Reuters News agreement with the Data & Analytics business of London Stock Exchange Group (“LSEG”), the Company’s largest customer, are included entirely in the U.K. Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.